Eaton Vance
Atlanta Capital SMID-Cap Fund
June 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 98.5%
Security	Shares	Value
Aerospace & Defense — 2.7%
Hexcel Corp.	2,999,230	$ 156,889,721
Woodward, Inc.(1)	1,179,208	109,064,948
		$ 265,954,669
Banks — 2.3%
Prosperity Bancshares, Inc.	1,850,121	$ 126,307,761
Umpqua Holdings Corp.	6,008,728	100,766,368
		$ 227,074,129
Building Products — 7.0%
Advanced Drainage Systems, Inc.	460,643	$ 41,490,115
Carlisle Cos., Inc.	1,928,775	460,225,003
Lennox International, Inc.	879,050	181,602,939
		$ 683,318,057
Capital Markets — 7.9%
Affiliated Managers Group, Inc.	1,898,924	$ 221,414,539
FactSet Research Systems, Inc.	254,383	97,828,070
Morningstar, Inc.	805,942	194,900,954
SEI Investments Co.	4,776,512	258,027,178
		$ 772,170,741
Chemicals — 2.8%
RPM International, Inc.(1)	3,407,970	$ 268,275,398
		$ 268,275,398
Commercial Services & Supplies — 1.5%
IAA, Inc.(2)	4,549,232	$ 149,078,333
		$ 149,078,333
Containers & Packaging — 2.4%
AptarGroup, Inc.	2,304,203	$ 237,816,792
		$ 237,816,792
Distributors — 3.6%
LKQ Corp.	4,775,826	$ 234,445,298
Pool Corp.	323,933	113,774,988
		$ 348,220,286
Diversified Consumer Services — 3.7%
Service Corp. International	2,128,575	$ 147,127,104
Security	Shares	Value
Diversified Consumer Services (continued)
Terminix Global Holdings, Inc.(2)	5,327,146	$ 216,548,485
		$ 363,675,589
Electrical Equipment — 1.1%
Acuity Brands, Inc.	719,361	$ 110,810,368
		$ 110,810,368
Electronic Equipment, Instruments & Components — 1.0%
Trimble, Inc.(2)	1,637,507	$ 95,352,033
		$ 95,352,033
Food & Staples Retailing — 1.4%
Casey's General Stores, Inc.	728,866	$ 134,825,633
		$ 134,825,633
Health Care Equipment & Supplies — 5.1%
Envista Holdings Corp.(2)	8,101,021	$ 312,213,349
Teleflex, Inc.	773,674	190,207,753
		$ 502,421,102
Health Care Providers & Services — 0.7%
Henry Schein, Inc.(2)	891,905	$ 68,444,790
		$ 68,444,790
Hotels, Restaurants & Leisure — 5.5%
Aramark	10,787,341	$ 330,416,255
Choice Hotels International, Inc.	1,806,542	201,664,283
		$ 532,080,538
Insurance — 11.2%
Brown & Brown, Inc.	4,901,447	$ 285,950,418
Markel Corp.(1)(2)	247,113	319,578,887
W.R. Berkley Corp.	7,127,314	486,510,454
		$1,092,039,759
IT Services — 8.1%
Broadridge Financial Solutions, Inc.	840,475	$ 119,809,711
Gartner, Inc.(2)	568,811	137,555,564
GoDaddy, Inc., Class A(2)	3,234,518	224,993,072
Jack Henry & Associates, Inc.	597,728	107,602,995
WEX, Inc.(2)	1,302,965	202,689,235
		$ 792,650,577

Eaton Vance
Atlanta Capital SMID-Cap Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 1.3%
Bio-Techne Corp.	373,754	$ 129,558,087
		$ 129,558,087
Machinery — 3.9%
Graco, Inc.	1,550,857	$ 92,136,415
IDEX Corp.	787,756	143,080,122
Nordson Corp.	703,052	142,325,847
		$ 377,542,384
Marine — 1.6%
Kirby Corp.(2)	2,606,248	$ 158,564,128
		$ 158,564,128
Professional Services — 5.3%
Booz Allen Hamilton Holding Corp.	2,576,579	$ 232,819,678
CACI International, Inc., Class A(2)	1,010,743	284,807,163
		$ 517,626,841
Real Estate Management & Development — 2.0%
Jones Lang LaSalle, Inc.(2)	1,106,672	$ 193,512,666
		$ 193,512,666
Road & Rail — 4.4%
J.B. Hunt Transport Services, Inc.	1,288,295	$ 202,867,813
Landstar System, Inc.	1,579,397	229,675,912
		$ 432,543,725
Software — 6.4%
Black Knight, Inc.(2)	2,895,822	$ 189,357,801
Blackbaud, Inc.(2)	2,267,102	131,650,613
Dolby Laboratories, Inc., Class A	2,963,442	212,063,909
Manhattan Associates, Inc.(2)	785,758	90,047,867
		$ 623,120,190
Specialty Retail — 3.1%
Burlington Stores, Inc.(1)(2)	706,233	$ 96,210,121
Security	Shares	Value
Specialty Retail (continued)
Ulta Beauty, Inc.(2)	537,510	$ 207,199,355
		$ 303,409,476
Textiles, Apparel & Luxury Goods — 2.5%
Columbia Sportswear Co.	2,279,271	$ 163,150,218
Deckers Outdoor Corp.(2)	334,442	85,399,765
		$ 248,549,983
Total Common Stocks (identified cost $6,069,695,233)		$9,628,636,274

Short-Term Investments — 1.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(3)	148,516,692	$ 148,516,692
Total Short-Term Investments (identified cost $148,516,692)		$ 148,516,692
Total Investments — 100.0% (identified cost $6,218,211,925)		$9,777,152,966
Other Assets, Less Liabilities — (0.0)%(4)		$ (1,084,356)
Net Assets — 100.0%		$9,776,068,610
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $9,039,777 and the total market value of the collateral received by the Fund was $9,339,319, comprised of U.S. government and/or agencies securities.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(4)	Amount is less than (0.05)%.

The Fund did not have any open derivative instruments at June 30, 2022.

Eaton Vance
Atlanta Capital SMID-Cap Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Investments in Affiliated Companies/Funds
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At June 30, 2022, the value of the Fund's investment in affiliated companies and affiliated funds was $148,516,692, which represents 1.5% of the Fund's net assets. Transactions in affiliated companies and funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Common Stocks*
Envista Holdings Corp.(1)	$382,400,072	$ —	$(46,817,820)	$15,734,965	$(39,103,868)	$ —(2)	$ —	—(2)
Kirby Corp.(1)	151,357,348	—	(32,835,545)	(9,075,257)	49,117,582	—(2)	—	—(2)
Terminix Global Holdings, Inc.(1)	295,895,420	—	(80,179,892)	8,116,757	(7,283,800)	—(2)	—	—(2)
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	113,307,547	1,231,860,229	(1,345,176,995)	9,219	—	—	62,804	—
Liquidity Fund, Institutional Class(3)	—	505,165,710	(356,649,018)	—	—	148,516,692	182,972	148,516,692
Total				$14,785,684	$2,729,914	$148,516,692	$245,776
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	Non-income producing security.
(2)	Company is no longer an affiliate as of June 30, 2022.
(3)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$9,628,636,274*	$ —	$ —	$9,628,636,274
Short-Term Investments	148,516,692	—	—	148,516,692
Total Investments	$9,777,152,966	$ —	$ —	$9,777,152,966
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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